EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	4,457	4,428	4,390
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	271	263	234
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	14,244	11,864	11,490
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	645	1,459	1,199
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	6,030	6,038
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 25,647	$ 24,052	$ 22,499